Commitments (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 01, 2017	Mar. 01, 2016	Mar. 01, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	May 01, 2016	Aug. 01, 2013
Pittsburgh Life Sciences Greenhouse [Member]
Monthly rent	$ 800	$ 800	$ 750
Lease termination description			The Company has the option to terminate the Lease on the twelve month anniversary of the commencement date, upon one hundred and twenty days' prior written notice.
Rent expense						$ 9,500	$ 9,000
StemCell Systems [Member]
Incurred expenses				$ 54,000	$ 74,567	$ 184,517	$ 194,336
Consulting Agreement [Member]
Consulting fees in consideration of the services								$ 6,800	$ 5,000